PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Original cost:	[1]	$ 3,686,131	$ 3,428,277
Accumulated depreciation		(2,809,448)	(2,589,106)
Property and equipment, net		876,683	839,171
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	432,069	430,258
Accumulated depreciation		(267,942)	(255,353)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	3,254,062	2,998,019
Accumulated depreciation		$ (2,541,506)	$ (2,333,753)

[1]	Original cost includes ROU assets under capital lease in the amount of $0 and $213,683 as of December 31, 2021 and 2020, respectively. The depreciation expense of such assets amounted to $0 and $13,421 for the years ended December 31, 2021 and 2020, respectively.